Basic and Diluted (Loss)/Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and diluted (loss)/earnings per share [Abstract]
Schedule of Basic (Loss)/Earnings Per Share is Based on the (Loss)/Profit Attributable to Ordinary Shareholders

The calculation of basic (loss)/earnings per share is based on the (loss)/profit attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding, which is calculated as follows:

	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2024
	MYR	MYR	MYR	USD
(Loss)/Profit for the year	(289,865)	3,754,385	3,512,168	785,807
Weighted average number of ordinary shares	20,000,000	20,000,000	20,031,151	20,031,151
Basic (loss)/earnings per share	(0.01)	0.19	0.18	0.04

Schedule of Diluted (Loss)/Earnings Per Share
	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2024
	MYR	MYR	MYR	USD
Net (loss)/earnings allocated to ordinary share	(289,865)	3,754,385	3,512,168	785,807
Add: Effect on interest expenses of AI RCPS	—	100,648	—	—
Net (loss)/earnings used in the computation of diluted earnings per share	(289,865)	3,855,033	3,512,168	785,807

Weighted average number of ordinary shares	20,000,000	20,000,000	20,031,151	20,031,151
Effect of redeemable convertible preference shares	—	67,069	—	—
Weighted average number of ordinary shares in the computation of diluted earnings per share	20,000,000	20,067,069	20,031,151	20,031,151
Diluted (loss)/earnings per share	(0.01)	0.19	0.18	0.04